Other Equity Instruments - Summary of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 2,196,000,000	£ 2,196,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500,000,000
Interest rate	0.0675
Other equity interest maturity period	2024-06
Other equity instruments	£ 496,000,000	496,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 750,000,000
Interest rate	0.0650
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500,000,000
Interest rate	0.0630
Other equity interest maturity period	2025-03
Other equity instruments	£ 500,000,000	500,000,000
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 450,000,000
Interest rate	0.0425
Other equity interest maturity period	2026-03
Other equity instruments	£ 450,000,000	450,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 750,000,000
Interest rate	0.0650
Other equity interest maturity period	2027-06
Other equity instruments	£ 750,000,000	£ 750,000,000